Off-balance Sheet Commitments - Summary of Undrawn Credit Facilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	€ 8,010	€ 8,000	€ 8,000
Less than 1 year [Member]
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	7
1 to 3 years [Member]
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	€ 8,003